Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	Jun. 19, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014	Nov. 30, 2014	Oct. 31, 2014	Sep. 30, 2014
C000161548
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 17,523	$ 17,373	$ 16,871	$ 16,402	$ 16,544	$ 15,781	$ 16,391	$ 15,900	$ 15,366	$ 15,492	$ 14,673	$ 13,361	$ 13,838	$ 14,395	$ 15,064	$ 14,705	$ 14,084	$ 14,480	$ 14,175	$ 13,731	$ 14,175	$ 12,943	$ 13,310	$ 11,764	$ 11,154	$ 12,421	$ 13,247	$ 12,521	$ 13,815	$ 13,678	$ 14,688	$ 14,725	$ 15,261	$ 16,060	$ 15,327	$ 15,947	$ 15,384	$ 16,050	$ 15,741	$ 15,632	$ 15,761	$ 15,224	$ 14,749	$ 14,408	$ 14,129	$ 14,305	$ 13,573	$ 11,888	$ 12,334	$ 12,513	$ 11,965	$ 11,529	$ 11,074	$ 10,515	$ 9,798	$ 11,396	$ 12,185	$ 12,436	$ 12,052	$ 11,911	$ 11,493	$ 11,160	$ 11,326	$ 11,513	$ 10,848	$ 11,437	$ 11,044	$ 10,979	$ 10,717	$ 10,021	$ 10,616	$ 10,515	$ 11,454	$ 11,425	$ 11,558	$ 11,237	$ 11,439	$ 11,657	$ 11,543	$ 11,602	$ 12,210	$ 11,647	$ 11,564	$ 11,481	$ 11,266	$ 11,022	$ 11,022	$ 10,749	$ 10,691	$ 10,306	$ 10,072	$ 9,760	$ 9,653	$ 9,326	$ 9,101	$ 9,296	$ 9,549	$ 9,478	$ 9,392	$ 9,001	$ 9,311	$ 9,349	$ 9,149	$ 8,572	$ 8,824	$ 9,315	$ 9,530
C000161551
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 1,887,184	1,870,412	1,816,046	1,765,150	1,779,609	1,697,483	1,762,837	1,709,628	1,651,792	1,665,094	1,576,448	1,435,299	1,486,317	1,545,837	1,617,262	1,578,149	1,511,259	1,553,773	1,520,328	1,472,712	1,519,762	1,387,682	1,426,615	1,260,316	1,195,242	1,330,395	1,418,829	1,340,963	1,478,897	1,463,880	1,571,780	1,575,117	1,632,404	1,717,500	1,638,429	1,704,926	1,644,425	1,715,282	1,681,489	1,669,497	1,683,124	1,625,348	1,574,113	1,537,595	1,507,072	1,526,148	1,447,740	1,267,984	1,314,807	1,333,643	1,274,980	1,228,696	1,179,720	1,119,981	1,043,557	1,213,626	1,296,508	1,323,418	1,282,236	1,266,902	1,222,486	1,186,531	1,203,980	1,223,544	1,152,691	1,215,613	1,173,312	1,165,909	1,137,885	1,063,859	1,126,781	1,115,794	1,215,205	1,211,581	1,225,043	1,190,870	1,212,099	1,234,363	1,222,454	1,228,150	1,292,353	1,232,292	1,223,048	1,213,853	1,190,863	1,164,808	1,164,297	1,135,688	1,129,046	1,088,176	1,063,143	1,029,936	1,017,674	983,445	959,023	979,556	1,005,597	998,085	989,071	947,004	979,556	983,062	962,028	901,432	926,973	978,554	1,000,500
C000211122
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 9,446,841	9,365,653	9,093,092	8,835,029	8,910,418	8,498,677	8,826,330	8,559,569	8,269,610	8,333,401	7,893,259	7,186,019	7,441,648	7,739,882	8,094,922	7,898,940	7,563,782	7,776,806	7,609,227	7,370,640	7,606,386	6,944,591	7,141,290	6,308,835	5,980,308	6,659,636	7,099,528	6,709,750	7,397,430	7,325,042	7,865,163	7,881,868	8,168,633	8,591,821	8,198,381	8,528,390	8,225,655	8,580,209	8,413,841	8,351,112	8,419,296	8,130,198	7,873,828	7,691,096	7,538,365	7,633,822	7,240,979	6,339,222	6,576,101	6,667,623	6,374,215	6,142,719	5,900,456	5,598,973	5,219,427	6,067,348	6,484,580	6,619,170	6,411,180	6,334,510	6,112,432	5,932,655	6,019,900	6,117,720	5,760,809	6,075,419	5,866,560	5,829,547	5,689,427	5,319,297	5,633,907	5,578,968	6,076,027	6,057,905	6,125,215	5,954,351	6,060,494	6,171,814	6,112,271	6,140,748	6,461,765	6,161,459	6,115,242	6,069,263	5,954,315	5,824,040	5,821,486	5,678,439	5,645,232	5,440,880	5,315,714	5,149,678	5,088,372	4,917,227	4,795,117	4,897,780	5,027,987	4,990,427	4,945,356	4,735,022	4,897,780	4,915,308	4,810,141	4,507,160	4,634,863	4,892,772	5,002,500
C000014080
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 32,363	31,651	31,010	30,574	29,544	28,243	29,511	28,612	27,199	26,816	25,437	23,112	23,780	25,123	25,581	24,789	23,184	22,968	22,830	22,168	22,653	21,127	22,555	21,335	19,803	21,789	22,756	20,725	22,529	22,646	25,113	24,457	25,177	27,034	26,096	26,386	24,642	25,890	25,125	24,513	23,864	23,864	22,661	21,979	21,419	21,574	20,665	18,584	18,993	19,638	18,253	17,180	16,733	15,827	14,007	15,865	17,206	17,148	16,685	16,028	15,674	15,427	15,756	15,433	14,403	15,383	14,776	14,560	14,029	12,948	14,245	13,877	15,022	14,980	14,377	13,810	13,774	13,481	13,511	13,828	14,285	13,542	13,434	13,041	12,766	12,510	12,486	12,278	12,218	12,063	11,944	11,920	11,473	11,216	11,030	10,609	10,846	10,834	10,794	10,356	10,425	10,246	10,200	9,554	9,566	10,165	10,417	$ 10,395	$ 9,626	$ 9,960	$ 10,578	$ 10,384		$ 10,519	$ 10,330	$ 10,266	$ 10,390	$ 9,750	$ 10,089	$ 10,129	$ 9,796	$ 9,525
C000014082
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 31,976	30,828	30,228	29,821	28,835	27,580	28,835	27,980	26,614	26,256	24,920	22,655	23,330	24,658	25,126	24,362	22,800	22,600	22,476	21,836	22,331	20,838	22,258	21,075	19,569	21,543	22,512	20,518	22,320	22,450	24,912	24,272	25,008	26,865	25,953	26,262	24,534	25,795	25,048	24,451	23,821	23,834	22,647	21,976	21,434	21,598	20,701	18,632	19,057	19,708	18,331	17,263	16,824	15,927	14,104	15,982	17,345	17,297	16,839	16,183	15,842	15,596	15,944	15,631	14,593	15,596	14,989	14,784	14,252	13,160	14,484	14,123	15,299	15,266	14,658	14,090	14,064	13,773	13,813	14,143	14,618	13,865	13,762	13,372	13,099	12,846	12,826	12,625	12,566	12,410	12,300	12,281	11,832	11,572	11,388	10,964	11,211	11,211	11,173	10,724	10,800	10,622	10,584	9,920	9,939	10,565	10,834	10,816	10,030	10,379	11,035	10,834		10,981	10,792	10,733	10,869	10,201	10,568	10,620	10,270	10,000
C000014083
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 3,501,326	3,424,143	3,354,716	3,306,812	3,194,340	3,053,403	3,189,480	3,092,282	2,938,848	2,896,498	2,746,820	2,495,297	2,567,455	2,711,085	2,760,564	2,674,662	2,500,795	2,476,742	2,461,624	2,389,465	2,441,694	2,276,074	2,429,687	2,297,875	2,132,091	2,345,436	2,449,391	2,229,931	2,423,572	2,435,802	2,700,785	2,629,443	2,706,900	2,905,297	2,804,902	2,835,156	2,646,908	2,780,699	2,697,331	2,631,476	2,560,844	2,560,806	2,431,040	2,357,048	2,296,543	2,312,659	2,214,741	1,991,647	2,034,899	2,103,456	1,954,277	1,839,067	1,791,112	1,693,907	1,498,805	1,697,228	1,840,407	1,833,739	1,783,388	1,712,983	1,675,485	1,647,850	1,682,743	1,648,529	1,537,965	1,642,606	1,576,805	1,554,430	1,497,177	1,380,706	1,518,893	1,479,107	1,600,638	1,596,211	1,531,665	1,470,914	1,466,492	1,434,851	1,437,398	1,470,952	1,519,044	1,439,306	1,427,534	1,384,892	1,355,842	1,328,041	1,325,571	1,302,714	1,295,921	1,279,240	1,265,648	1,263,167	1,215,578	1,187,772	1,168,241	1,123,566	1,147,397	1,146,803	1,142,033	1,094,969	1,102,119	1,082,455	1,077,693	1,009,180	1,009,777	1,072,920	1,099,042	1,096,827	1,015,403	1,050,294	1,115,109	1,094,057		1,107,906	1,087,419	1,080,218	1,092,965	1,024,828	1,060,842	1,064,212	1,028,366	1,000,000
C000195939
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 17,550,234	17,163,557	16,811,717	16,571,350	16,007,012	15,299,847	15,982,627	15,491,443	14,725,057	14,512,559	13,763,000	12,501,794	12,860,170	13,580,367	13,828,473	13,394,287	12,525,915	12,405,308	12,326,052	11,967,677	12,226,121	11,399,100	12,166,385	11,506,167	10,675,790	11,744,390	12,261,674	11,162,445	12,132,353	12,193,610	13,520,852	13,163,518	13,548,078	14,541,808	14,036,195	14,187,665	13,248,552	13,915,019	13,497,636	13,167,768	12,814,339	12,810,973	12,161,336	11,791,077	11,491,503	11,568,921	11,078,244	9,965,087	10,181,719	10,521,665	9,775,117	9,198,542	8,958,580	8,471,990	7,495,478	8,485,322	9,201,875	9,168,547	8,916,603	8,564,285	8,376,602	8,238,309	8,412,821	8,241,601	7,688,430	8,208,675	7,882,698	7,767,454	7,484,283	6,901,477	7,589,649	7,392,678	8,000,296	7,978,143	7,652,182	7,351,538	7,329,385	7,171,151	7,183,810	7,351,538	7,592,053	7,193,304	7,134,708	6,924,591	6,779,363	6,640,315	6,627,955	6,513,627	6,479,637	6,396,208	6,328,229	6,315,869	6,077,943	5,938,895	5,841,197	5,617,796	5,736,943	5,733,965	5,710,135	5,474,819	5,510,563	5,412,267	5,388,437	5,045,889	5,048,868	5,364,608	5,495,204	5,484,125	5,076,970	5,251,465	5,575,527	5,470,276		5,539,520	5,437,039	5,401,032	5,464,737	5,124,056	5,304,091	5,321,027	5,141,787	5,000,000
C000154981
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 35,779	34,933	34,262	34,175	32,549	30,951	32,309	31,595	29,812	29,217	27,858	25,168	25,798	27,396	27,651	26,891	25,135	24,320	24,168	22,717	23,146	21,429	23,072	21,934	20,683	22,785	24,015	21,550	23,408	23,765	26,837	25,943	26,826	29,361	28,581	28,645	26,472	27,948	27,048	26,169	24,848	25,168	23,762	23,426	23,203	23,341	22,266	20,212	20,835	21,721	19,908	18,567	17,844	16,718	14,617	16,167	17,289	16,880	16,384	15,697	15,305	15,289	15,429	15,103	14,066	15,057	14,494	14,092	13,493	12,502	13,617	13,343	14,644	14,541	13,771	13,280	13,162	12,627	12,661	13,000	13,314	12,455	12,391	12,083	11,713	11,568	11,424	11,193	11,174	10,924	10,659	10,553	10,164	9,808	9,724	9,557	9,862	9,853	9,876	9,404	9,533	9,332	9,394	8,812	8,831	9,428	9,620	9,596	8,834	9,092	9,682		$ 9,525
C000154983
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 3,859,819	3,766,727	3,693,999	3,683,526	3,508,398	3,335,014	3,481,052	3,403,087	3,210,504	3,145,339	2,998,345	2,708,407	2,776,117	2,946,839	2,974,039	2,891,282	2,702,041	2,614,076	2,597,293	2,441,039	2,486,179	2,301,567	2,476,749	2,354,668	2,219,918	2,445,077	2,576,372	2,311,479	2,510,149	2,548,155	2,876,392	2,780,224	2,874,089	3,145,316	3,061,394	3,067,045	2,833,683	2,991,329	2,894,142	2,799,780	2,657,955	2,691,292	2,540,426	2,503,698	2,479,967	2,494,093	2,378,557	2,158,238	2,224,278	2,318,621	2,124,385	1,981,206	1,903,511	1,783,085	1,558,327	1,723,705	1,842,466	1,798,624	1,746,044	1,672,383	1,630,369	1,628,186	1,642,919	1,607,452	1,496,687	1,601,996	1,541,975	1,498,324	1,434,485	1,329,176	1,447,034	1,417,536	1,555,352	1,543,954	1,461,575	1,409,247	1,395,776	1,338,784	1,342,411	1,377,642	1,410,801	1,319,096	1,312,306	1,278,839	1,239,794	1,224,075	1,208,356	1,183,509	1,180,974	1,154,099	1,126,210	1,114,547	1,073,474	1,035,444	1,026,531	1,008,478	1,040,071	1,038,567	1,041,074	990,926	1,004,466	982,902	988,920	927,238	929,244	991,427	1,012,000	1,009,000	928,500	955,500	1,017,000		1,000,000
C000235281
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 19,309,901	18,846,183	18,478,709	18,429,129	17,551,274	16,685,084	17,411,283	17,023,394	16,058,045	15,734,317	14,997,823	13,548,758	13,884,941	14,736,991	14,873,203	14,461,669	13,513,980	13,073,464	12,986,521	12,206,924	12,432,978	11,508,474	12,386,626	11,773,341	11,099,591	12,225,386	12,881,860	11,557,395	12,550,744	12,740,776	14,379,081	13,901,122	14,370,444	15,726,580	15,306,971	15,335,223	14,168,413	14,956,646	14,470,710	13,998,900	13,289,773	13,456,461	12,702,130	12,518,492	12,399,833	12,470,463	11,892,784	10,791,189	11,121,390	11,593,106	10,621,927	9,906,029	9,517,557	8,915,426	7,791,633	8,618,523	9,212,329	8,993,120	8,730,222	8,361,915	8,151,845	8,140,932	8,214,593	8,037,260	7,483,437	8,009,978	7,709,877	7,491,621	7,172,423	6,645,881	7,235,171	7,087,681	7,776,762	7,719,770	7,307,876	7,046,233	6,978,879	6,693,921	6,712,055	6,888,211	7,054,005	6,595,481	6,561,529	6,394,195	6,198,972	6,120,376	6,041,779	5,917,546	5,904,869	5,770,495	5,631,050	5,572,736	5,367,372	5,177,219	5,132,655	5,042,389	5,200,355	5,192,833	5,205,370	4,954,630	5,022,330	4,914,511	4,944,600	4,636,189	4,646,219	4,957,137	5,060,000	5,045,000	4,642,500	4,777,500	5,085,000		5,000,000
C000154985
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 20,720	20,335	19,825	18,794	19,025	18,448	19,395	18,412	17,848	17,890	16,727	15,405	16,018	16,697	17,359	16,679	15,589	16,298	16,233	16,888	17,353	16,334	17,189	16,147	14,544	15,960	16,352	15,387	16,826	16,621	17,762	17,575	17,897	18,534	17,567	18,117	17,263	17,954	17,511	17,409	17,729	17,342	16,651	15,707	14,824	14,942	14,408	12,694	12,716	12,882	12,313	11,815	11,749	11,295	10,162	12,064	13,368	13,739	13,415	12,905	12,672	12,190	12,721	12,482	11,686	12,493	11,913	12,022	11,658	10,645	11,919	11,532	12,281	12,344	12,058	11,563	11,636	11,641	11,646	11,880	12,349	11,875	11,743	11,338	11,236	10,904	11,031	10,889	10,796	10,762	10,796	10,855	10,445	10,352	10,110	9,511	9,626	9,617	9,516	9,200	9,200	9,076	8,947	8,362	8,376	8,865	9,120	9,110	8,501	8,839	9,330		9,525
C000154987
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 2,234,057	2,191,794	2,136,642	2,025,041	2,049,697	1,987,408	2,088,628	1,982,217	1,921,226	1,925,119	1,799,994	1,656,986	1,722,452	1,795,545	1,866,095	1,793,002	1,675,418	1,751,053	1,744,062	1,813,341	1,862,917	1,752,960	1,844,802	1,732,656	1,560,075	1,712,096	1,753,216	1,649,169	1,803,682	1,781,252	1,903,367	1,882,184	1,917,074	1,984,361	1,880,233	1,939,363	1,846,785	1,920,848	1,873,065	1,862,305	1,895,752	1,853,338	1,779,876	1,678,348	1,583,995	1,595,947	1,538,761	1,355,270	1,357,611	1,375,188	1,313,637	1,260,284	1,253,242	1,204,015	1,083,253	1,285,474	1,424,994	1,463,684	1,429,456	1,374,404	1,349,173	1,298,131	1,354,322	1,328,528	1,243,106	1,328,549	1,267,192	1,278,092	1,239,687	1,131,320	1,266,652	1,224,963	1,304,064	1,310,098	1,279,333	1,227,142	1,234,277	1,234,271	1,234,820	1,258,990	1,307,882	1,257,900	1,243,579	1,200,375	1,189,049	1,153,566	1,166,416	1,150,981	1,141,218	1,137,114	1,140,200	1,145,865	1,102,659	1,092,372	1,066,812	1,003,443	1,015,012	1,014,010	1,002,953	969,256	968,754	955,669	941,582	879,708	881,211	932,004	958,988	957,494	893,490	928,494	980,002		1,000,000
C000235282
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 11,186,115	10,971,435	10,694,954	10,135,486	10,259,089	9,946,828	10,454,252	9,920,806	9,615,050	9,634,566	9,007,251	8,294,057	8,618,815	8,981,779	9,338,376	8,969,044	8,383,206	8,762,090	8,723,884	9,070,929	9,319,273	8,768,458	9,227,490	8,666,738	7,803,802	8,563,933	8,769,543	8,249,289	9,018,766	8,906,615	9,517,212	9,414,408	9,585,749	9,922,200	9,401,537	9,697,201	9,234,292	9,604,620	9,365,699	9,311,941	9,479,186	9,267,144	8,899,803	8,392,096	7,920,227	7,979,958	7,693,990	6,776,573	6,788,297	6,876,228	6,568,469	6,301,744	6,266,571	6,020,364	5,416,569	6,427,779	7,125,367	7,318,816	7,147,527	6,872,291	6,746,141	6,490,975	6,771,945	6,642,928	6,215,739	6,642,928	6,336,155	6,390,628	6,198,537	5,656,667	6,333,288	6,124,798	6,520,301	6,550,513	6,396,706	6,135,784	6,171,490	6,171,490	6,174,236	6,295,084	6,539,527	6,289,591	6,217,804	6,001,801	5,945,229	5,767,798	5,832,085	5,754,941	5,706,083	5,685,511	5,700,940	5,729,226	5,513,223	5,461,794	5,334,035	5,017,162	5,075,004	5,069,974	5,014,647	4,846,151	4,843,636	4,778,249	4,707,833	4,398,504	4,406,049	4,660,051	4,795,000	4,787,500	4,467,500	4,642,500	4,900,000		5,000,000
C000161544
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 23,382	22,868	22,483	21,383	21,551	21,015	22,377	21,512	20,345	20,663	19,056	17,290	18,364	19,411	20,203	19,560	18,038	18,525	18,757	19,084	19,527	17,971	18,946	17,853	16,452	18,045	18,666	16,996	18,655	18,709	20,423	20,220	20,434	22,269	21,426	22,057	20,870	21,843	21,271	20,998	20,838	20,774	19,822	19,384	18,442	18,416	17,534	15,468	15,217	15,416	14,837	14,038	13,746	12,718	11,164	13,480	14,706	14,888	14,626	13,954	13,759	13,518	14,118	13,887	12,901	13,846	13,250	13,286	12,639	11,392	12,737	12,396	13,616	13,691	13,141	12,791	12,741	12,521	12,631	12,716	13,181	12,586	12,475	12,086	11,887	11,541	11,668	11,556	11,478	11,381	11,284	11,269	10,919	10,603	10,503	9,867	10,149	10,106	10,073	9,648	9,686	9,524	9,418	8,740	8,606	9,242	9,496
C000161547
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 2,518,194	2,462,421	2,420,212	2,301,311	2,319,147	2,260,885	2,406,538	2,313,202	2,187,762	2,221,054	2,047,546	1,858,144	1,973,432	2,085,191	2,169,305	2,100,485	1,935,787	1,987,549	2,012,842	2,047,546	2,094,015	1,927,552	2,031,218	1,913,550	1,763,262	1,933,356	1,999,180	1,820,349	1,997,432	2,003,257	2,186,166	2,163,448	2,186,166	2,381,890	2,291,592	2,358,408	2,231,003	2,334,060	2,272,339	2,242,908	2,225,380	2,218,604	2,116,146	2,069,166	1,968,348	1,964,981	1,870,444	1,649,790	1,622,785	1,643,209	1,581,959	1,495,918	1,465,013	1,354,683	1,188,650	1,435,204	1,565,913	1,584,659	1,556,127	1,484,698	1,463,045	1,437,590	1,500,919	1,476,558	1,371,008	1,471,131	1,407,246	1,411,044	1,342,291	1,209,138	1,351,487	1,314,785	1,444,207	1,452,094	1,393,181	1,355,296	1,350,040	1,325,823	1,337,401	1,345,820	1,394,736	1,331,604	1,319,219	1,277,787	1,256,291	1,219,470	1,232,763	1,219,967	1,211,780	1,201,051	1,190,829	1,188,266	1,151,428	1,117,658	1,106,766	1,039,527	1,069,135	1,064,108	1,060,097	1,015,447	1,018,956	1,001,400	989,866	918,623	904,577	970,795	997,500
C000235283
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 12,602,688	12,319,649	12,111,094	11,515,222	11,604,603	11,312,626	12,042,569	11,571,830	10,943,185	11,110,030	10,243,330	9,294,710	9,869,185	10,428,930	10,853,157	10,505,526	9,683,585	9,942,835	10,066,568	10,240,384	10,473,120	9,639,395	10,158,558	9,570,247	8,818,840	9,666,357	9,998,374	9,101,345	9,986,724	10,015,848	10,927,439	10,816,767	10,930,352	11,908,928	11,457,458	11,791,528	11,154,530	11,669,790	11,361,200	11,213,983	11,126,219	11,092,246	10,579,817	10,344,836	9,840,900	9,823,914	9,351,115	8,248,064	8,112,940	8,214,972	7,908,876	7,478,686	7,324,259	6,772,733	5,942,687	7,175,347	7,828,904	7,922,664	7,780,175	7,422,963	7,314,717	7,187,528	7,504,148	7,382,371	6,854,672	7,355,310	7,035,984	7,054,927	6,711,246	6,045,534	6,757,251	6,573,741	7,220,856	7,260,314	6,965,693	6,776,293	6,749,988	6,628,983	6,686,855	6,728,943	6,973,584	6,657,919	6,595,949	6,388,786	6,281,369	6,097,225	6,163,721	6,099,782	6,058,861	6,005,152	5,954,001	5,941,213	5,757,069	5,588,270	5,533,781	5,197,640	5,345,642	5,320,557	5,300,489	5,077,231	5,094,791	5,006,993	4,949,297	4,593,088	4,522,850	4,853,974	4,987,500
EATON VANCE Index: MSCI World ex USA Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Index
Account Value	$ 17,979	19,120	18,503	17,940	18,243	17,571	18,049	17,460	17,167	17,093	16,207	14,815	15,468	16,008	16,652	16,130	15,398	16,100	15,655	15,315	15,681	14,493	14,564	13,162	12,474	13,747	14,420	13,737	15,164	15,039	16,096	15,912	16,163	16,910	16,092	16,882	16,394	16,879	16,613	16,503	16,673	16,113	15,621	15,233	14,854	15,014	14,361	12,451	12,960	13,336	12,681	12,352	11,943	11,456	10,709	12,470	13,685	13,955	13,524	13,357	12,939	12,586	12,903	13,061	12,328	12,940	12,584	12,520	12,206	11,393	12,014	12,025	13,063	12,962	13,211	12,895	13,038	13,290	12,991	13,220	13,880	13,262	13,028	12,897	12,723	12,402	12,405	12,046	12,035	11,646	11,404	11,122	10,995	10,677	10,339	10,508	10,716	10,587	10,577	10,081	10,397	10,516	10,189	9,541	9,676	10,391	10,581
EATON VANCE Index: MSCI World ex USA Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Index
Account Value	$ 1,797,937	1,912,035	1,850,304	1,794,020	1,824,263	1,757,058	1,804,897	1,745,985	1,716,677	1,709,317	1,620,722	1,481,496	1,546,785	1,600,753	1,665,166	1,612,971	1,539,769	1,609,978	1,565,526	1,531,490	1,568,095	1,449,310	1,456,371	1,316,184	1,247,425	1,374,677	1,442,044	1,373,742	1,516,428	1,503,941	1,609,645	1,591,181	1,616,331	1,690,964	1,609,220	1,688,217	1,639,429	1,687,926	1,661,263	1,650,310	1,667,250	1,611,250	1,562,111	1,523,263	1,485,414	1,501,420	1,436,101	1,245,068	1,296,014	1,333,563	1,268,129	1,235,237	1,194,345	1,145,616	1,070,934	1,247,049	1,368,540	1,395,548	1,352,419	1,335,740	1,293,902	1,258,589	1,290,300	1,306,053	1,232,791	1,293,993	1,258,351	1,251,974	1,220,607	1,139,309	1,201,404	1,202,488	1,306,292	1,296,152	1,321,134	1,289,452	1,303,758	1,328,963	1,299,135	1,322,018	1,387,953	1,326,165	1,302,757	1,289,712	1,272,335	1,240,173	1,240,462	1,204,607	1,203,473	1,164,645	1,140,400	1,112,167	1,099,482	1,067,707	1,033,937	1,050,778	1,071,606	1,058,718	1,057,741	1,008,148	1,039,749	1,051,635	1,018,875	954,100	967,615	1,039,147	1,058,125
EATON VANCE Index: MSCI World ex USA Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Index
Account Value	$ 8,989,684	9,560,177	9,251,522	8,970,099	9,121,313	8,785,290	9,024,483	8,729,927	8,583,387	8,546,584	8,103,610	7,407,478	7,733,923	8,003,763	8,325,831	8,064,856	7,698,844	8,049,892	7,827,630	7,657,450	7,840,476	7,246,549	7,281,853	6,580,922	6,237,125	6,873,385	7,210,218	6,868,711	7,582,138	7,519,706	8,048,226	7,955,905	8,081,657	8,454,819	8,046,100	8,441,087	8,197,144	8,439,629	8,306,315	8,251,552	8,336,249	8,056,252	7,810,556	7,616,317	7,427,068	7,507,098	7,180,507	6,225,338	6,480,071	6,667,817	6,340,643	6,176,186	5,971,723	5,728,081	5,354,670	6,235,245	6,842,699	6,977,741	6,762,092	6,678,699	6,469,508	6,292,944	6,451,500	6,530,263	6,163,955	6,469,967	6,291,757	6,259,870	6,103,037	5,696,543	6,007,020	6,012,442	6,531,462	6,480,761	6,605,670	6,447,259	6,518,789	6,644,814	6,495,675	6,610,091	6,939,764	6,630,825	6,513,783	6,448,562	6,361,673	6,200,867	6,202,309	6,023,037	6,017,366	5,823,226	5,702,000	5,560,834	5,497,408	5,338,535	5,169,683	5,253,890	5,358,030	5,293,588	5,288,703	5,040,740	5,198,745	5,258,176	5,094,374	4,770,499	4,838,076	5,195,736	5,290,624
EATON VANCE Index: Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,257	33,540	32,763	32,293	31,259	29,853	31,180	30,211	28,663	28,269	26,939	24,638	25,248	26,493	26,965	26,069	24,419	24,306	24,009	23,272	23,840	22,342	23,721	22,504	20,833	22,957	23,874	21,840	23,836	23,872	26,208	25,353	26,068	27,626	26,550	26,911	25,165	26,377	25,635	25,113	24,499	24,384	23,138	22,294	21,666	21,846	20,960	18,752	19,215	19,944	18,581	17,553	17,173	16,312	14,408	16,602	18,080	18,060	17,553	16,914	16,563	16,281	16,585	16,331	15,260	16,298	15,666	15,398	14,893	13,742	15,119	14,817	15,946	15,885	15,356	14,844	14,749	14,381	14,333	14,666	15,225	14,432	14,273	13,851	13,540	13,258	13,217	12,960	12,870	12,708	12,575	12,567	12,099	11,860	11,641	11,200	11,423	11,414	11,398	10,980	10,955	10,767	10,709	10,011	10,015	10,584	10,778	10,743	9,939	10,219	10,873	10,667		10,871	10,731	10,655	10,789	10,200	10,488	10,513	10,244	10,000
EATON VANCE Index: Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,257	33,540	32,763	32,293	31,259	29,853	31,180	30,211	28,663	28,269	26,939	24,638	25,248	26,493	26,965	26,069	24,419	24,306	24,009	23,272	23,840	22,342	23,721	22,504	20,833	22,957	23,874	21,840	23,836	23,872	26,208	25,353	26,068	27,626	26,550	26,911	25,165	26,377	25,635	25,113	24,499	24,384	23,138	22,294	21,666	21,846	20,960	18,752	19,215	19,944	18,581	17,553	17,173	16,312	14,408	16,602	18,080	18,060	17,553	16,914	16,563	16,281	16,585	16,331	15,260	16,298	15,666	15,398	14,893	13,742	15,119	14,817	15,946	15,885	15,356	14,844	14,749	14,381	14,333	14,666	15,225	14,432	14,273	13,851	13,540	13,258	13,217	12,960	12,870	12,708	12,575	12,567	12,099	11,860	11,641	11,200	11,423	11,414	11,398	10,980	10,955	10,767	10,709	10,011	10,015	10,584	10,778	10,743	9,939	10,219	10,873	10,667		10,871	10,731	10,655	10,789	10,200	10,488	10,513	10,244	10,000
EATON VANCE Index: Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 3,425,682	3,353,969	3,276,309	3,229,313	3,125,857	2,985,281	3,117,957	3,021,109	2,866,324	2,826,900	2,693,913	2,463,805	2,524,828	2,649,337	2,696,507	2,606,861	2,441,938	2,430,617	2,400,868	2,327,249	2,383,978	2,234,187	2,372,122	2,250,381	2,083,300	2,295,717	2,387,384	2,183,970	2,383,596	2,387,225	2,620,848	2,535,294	2,606,829	2,762,584	2,655,041	2,691,141	2,516,526	2,637,686	2,563,492	2,511,323	2,449,934	2,438,359	2,313,806	2,229,436	2,166,646	2,184,639	2,096,028	1,875,208	1,921,546	1,994,438	1,858,062	1,755,280	1,717,304	1,631,237	1,440,841	1,660,241	1,807,984	1,806,034	1,755,343	1,691,421	1,656,318	1,628,098	1,658,473	1,633,111	1,525,981	1,629,842	1,566,577	1,539,770	1,489,343	1,374,182	1,511,880	1,481,726	1,594,562	1,588,530	1,535,617	1,484,388	1,474,851	1,438,141	1,433,270	1,466,557	1,522,451	1,443,228	1,427,316	1,385,077	1,354,021	1,325,788	1,321,654	1,295,989	1,287,003	1,270,784	1,257,490	1,256,696	1,209,864	1,186,015	1,164,145	1,119,991	1,142,265	1,141,362	1,139,847	1,098,019	1,095,538	1,076,683	1,070,860	1,001,121	1,001,464	1,058,434	1,077,824	1,074,275	993,863	1,021,870	1,087,273	1,066,712		1,087,106	1,073,068	1,065,504	1,078,939	1,020,003	1,048,811	1,051,260	1,024,439	1,000,000
EATON VANCE Index: Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 17,128,412	16,769,843	16,381,545	16,146,566	15,629,285	14,926,406	15,589,787	15,105,546	14,331,619	14,134,500	13,469,565	12,319,025	12,624,140	13,246,684	13,482,533	13,034,306	12,209,690	12,153,085	12,004,339	11,636,247	11,919,888	11,170,935	11,860,608	11,251,906	10,416,501	11,478,585	11,936,918	10,919,848	11,917,980	11,936,123	13,104,242	12,676,471	13,034,145	13,812,922	13,275,204	13,455,705	12,582,631	13,188,430	12,817,462	12,556,614	12,249,671	12,191,796	11,569,029	11,147,182	10,833,229	10,923,193	10,480,138	9,376,042	9,607,730	9,972,192	9,290,310	8,776,399	8,586,519	8,156,187	7,204,204	8,301,203	9,039,919	9,030,172	8,776,713	8,457,106	8,281,591	8,140,488	8,292,367	8,165,557	7,629,906	8,149,208	7,832,884	7,698,850	7,446,716	6,870,911	7,559,398	7,408,628	7,972,811	7,942,650	7,678,084	7,421,942	7,374,255	7,190,705	7,166,348	7,332,785	7,612,256	7,216,139	7,136,580	6,925,383	6,770,105	6,628,940	6,608,269	6,479,944	6,435,013	6,353,922	6,287,449	6,283,479	6,049,322	5,930,076	5,820,723	5,599,953	5,711,324	5,706,808	5,699,236	5,490,094	5,477,689	5,383,416	5,354,298	5,005,604	5,007,322	5,292,168	5,389,121	5,371,377	4,969,316	5,109,352	5,436,367	5,333,562		5,435,531	5,365,338	5,327,519	5,394,697	5,100,015	5,244,055	5,256,301	5,122,197	5,000,000
EATON VANCE Index: S&P 500
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 32,323	31,724	30,973	30,600	29,540	28,145	29,343	28,429	26,988	26,542	25,388	23,264	23,763	24,953	25,357	24,568	23,045	22,945	22,592	21,792	22,337	21,017	22,302	21,121	19,539	21,522	22,437	20,542	22,391	22,350	24,485	23,608	24,337	25,665	24,564	24,735	23,116	24,244	23,528	22,982	22,458	22,302	21,172	20,284	19,740	19,941	19,203	17,308	17,781	18,483	17,244	16,323	16,005	15,277	13,541	15,450	16,836	16,842	16,349	15,776	15,442	15,158	15,402	15,184	14,184	15,147	14,557	14,280	13,835	12,809	14,080	13,799	14,812	14,728	14,263	13,751	13,667	13,346	13,295	13,641	14,163	13,396	13,249	12,855	12,562	12,308	12,270	12,023	11,948	11,783	11,663	11,649	11,204	10,996	10,783	10,398	10,591	10,589	10,574	10,198	10,172	9,992	9,954	9,321	9,334	9,821	9,979	9,949	9,175	9,408	10,012		10,000
EATON VANCE Index: S&P 500
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 3,232,313	3,172,415	3,097,285	3,060,037	2,954,040	2,814,485	2,934,336	2,842,868	2,698,766	2,654,165	2,538,824	2,326,368	2,376,334	2,495,305	2,535,677	2,456,753	2,304,484	2,294,511	2,259,247	2,179,238	2,233,739	2,101,682	2,230,172	2,112,138	1,953,944	2,152,154	2,243,655	2,054,244	2,239,065	2,234,965	2,448,476	2,360,820	2,433,688	2,566,497	2,456,410	2,473,549	2,311,595	2,424,351	2,352,812	2,298,218	2,245,791	2,230,214	2,117,220	2,028,386	1,973,954	1,994,086	1,920,256	1,730,796	1,778,082	1,848,312	1,724,364	1,632,325	1,600,495	1,527,732	1,354,140	1,544,963	1,683,551	1,684,212	1,634,868	1,577,603	1,544,157	1,515,796	1,540,193	1,518,371	1,418,407	1,514,661	1,455,719	1,427,971	1,383,548	1,280,902	1,408,034	1,379,914	1,481,151	1,472,768	1,426,292	1,375,119	1,366,707	1,334,568	1,329,466	1,364,133	1,416,336	1,339,636	1,324,905	1,285,479	1,256,166	1,230,778	1,227,022	1,202,299	1,194,841	1,178,260	1,166,282	1,164,923	1,120,436	1,099,580	1,078,267	1,039,760	1,059,079	1,058,879	1,057,394	1,019,795	1,017,160	999,216	995,357	932,123	933,383	982,120	997,858	994,899	917,504	940,782	1,001,188		1,000,000
EATON VANCE Index: S&P 500
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 16,161,563	15,862,074	15,486,425	15,300,185	14,770,199	14,072,423	14,671,681	14,214,340	13,493,829	13,270,823	12,694,121	11,631,839	11,881,669	12,476,524	12,678,383	12,283,767	11,522,420	11,472,553	11,296,236	10,896,191	11,168,696	10,508,411	11,150,862	10,560,688	9,769,719	10,760,771	11,218,273	10,271,221	11,195,325	11,174,824	12,242,382	11,804,101	12,168,442	12,832,485	12,282,051	12,367,746	11,557,974	12,121,754	11,764,060	11,491,090	11,228,953	11,151,070	10,586,102	10,141,930	9,869,772	9,970,431	9,601,279	8,653,981	8,890,410	9,241,559	8,621,818	8,161,624	8,002,477	7,638,662	6,770,701	7,724,814	8,417,757	8,421,059	8,174,341	7,888,015	7,720,785	7,578,979	7,700,964	7,591,854	7,092,033	7,573,303	7,278,595	7,139,855	6,917,739	6,404,509	7,040,172	6,899,570	7,405,754	7,363,840	7,131,459	6,875,593	6,833,533	6,672,838	6,647,332	6,820,667	7,081,677	6,698,180	6,624,524	6,427,397	6,280,832	6,153,888	6,135,108	6,011,495	5,974,207	5,891,300	5,831,412	5,824,617	5,602,178	5,497,902	5,391,336	5,198,799	5,295,394	5,294,393	5,286,970	5,098,977	5,085,799	4,996,079	4,976,785	4,660,617	4,666,914	4,910,598	4,989,289	4,974,495	4,587,519	4,703,911	5,005,938		5,000,000
EATON VANCE Index: Russell 3000
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 30,471	32,754	32,056	31,471	30,526	29,149	30,491	29,538	28,021	27,714	26,318	24,073	24,729	25,966	26,477	25,560	23,927	23,834	23,583	22,968	23,518	22,003	23,371	22,212	20,528	22,627	23,504	21,488	23,450	23,481	25,796	24,986	25,631	27,234	26,202	26,607	24,921	26,092	25,369	24,947	24,346	24,236	23,048	22,250	21,576	21,672	20,739	18,490	18,898	19,612	18,287	17,304	16,918	16,059	14,181	16,442	17,908	17,928	17,424	16,786	16,433	16,149	16,485	16,244	15,178	16,228	15,605	15,380	14,858	13,683	15,087	14,791	15,967	15,940	15,400	14,905	14,808	14,402	14,347	14,641	15,201	14,440	14,297	13,876	13,579	13,256	13,231	12,986	12,870	12,739	12,606	12,597	12,145	11,921	11,693	11,192	11,440	11,422	11,393	10,958	10,935	10,743	10,677	9,975	9,978	10,574	10,796	10,736	9,951	10,249	10,908		10,000
EATON VANCE Index: Russell 3000
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 3,047,107	3,275,420	3,205,637	3,147,135	3,052,634	2,914,913	3,049,077	2,953,796	2,802,116	2,771,401	2,631,805	2,407,326	2,472,879	2,596,564	2,647,674	2,556,048	2,392,664	2,383,391	2,358,265	2,296,849	2,351,818	2,200,278	2,337,125	2,221,188	2,052,842	2,262,656	2,350,370	2,148,777	2,344,952	2,348,100	2,579,600	2,498,556	2,563,119	2,723,350	2,620,172	2,660,670	2,492,141	2,609,210	2,536,865	2,494,678	2,434,642	2,423,579	2,304,770	2,225,019	2,157,579	2,167,218	2,073,917	1,848,982	1,889,770	1,961,178	1,828,699	1,730,439	1,691,762	1,605,882	1,418,072	1,644,176	1,790,794	1,792,752	1,742,441	1,678,633	1,643,259	1,614,916	1,648,522	1,624,375	1,517,772	1,622,785	1,560,473	1,538,015	1,485,762	1,368,314	1,508,731	1,479,106	1,596,674	1,594,035	1,539,955	1,490,492	1,480,808	1,440,152	1,434,699	1,464,089	1,520,120	1,444,006	1,429,716	1,387,582	1,357,949	1,325,620	1,323,070	1,298,586	1,286,971	1,273,934	1,260,572	1,259,715	1,214,544	1,192,107	1,169,290	1,119,203	1,143,953	1,142,158	1,139,252	1,095,764	1,093,516	1,074,296	1,067,679	997,453	997,774	1,057,440	1,079,600	1,073,648	995,053	1,024,919	1,090,768		1,000,000
EATON VANCE Index: Russell 3000
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 15,235,534	15,010,001	14,690,214	14,422,122	13,989,056	13,357,934	13,972,759	13,536,119	12,841,028	12,700,274	12,060,559	11,031,858	11,332,261	11,899,064	12,133,281	11,713,394	10,964,667	10,922,171	10,807,029	10,525,584	10,777,484	10,083,037	10,710,154	10,178,856	9,407,393	10,368,891	10,770,852	9,847,024	10,746,022	10,760,449	11,821,321	11,449,929	11,745,797	12,480,077	12,007,247	12,192,838	11,420,530	11,957,017	11,625,483	11,432,158	11,157,038	11,106,338	10,561,881	10,196,412	9,887,361	9,931,536	9,503,971	8,473,181	8,660,094	8,987,332	8,380,231	7,929,942	7,752,701	7,359,145	6,498,485	7,534,631	8,206,526	8,215,499	7,984,944	7,692,537	7,530,430	7,400,544	7,554,546	7,443,892	6,955,370	7,436,607	7,151,051	7,048,136	6,808,681	6,270,462	6,913,938	6,778,180	7,316,947	7,304,855	7,057,028	6,830,357	6,785,978	6,599,667	6,574,678	6,709,363	6,966,132	6,617,328	6,551,843	6,358,759	6,222,961	6,074,809	6,063,127	5,950,923	5,897,699	5,837,954	5,776,722	5,772,794	5,565,794	5,462,970	5,358,411	5,128,882	5,242,303	5,234,075	5,220,758	5,021,471	5,011,167	4,923,091	4,892,768	4,570,945	4,572,418	4,845,846	4,947,393	4,920,119	4,559,950	4,696,814	4,998,576		5,000,000
EATON VANCE Index: S&P 500
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 32,568	34,364	33,550	33,147	31,999	30,487	31,785	30,794	29,233	28,750	27,501	25,200	25,741	27,030	27,467	26,612	24,963	24,855	24,473	23,606	24,196	22,766	24,158	22,879	21,165	23,312	24,304	22,252	24,254	24,209	26,522	25,573	26,362	27,801	26,608	26,794	25,040	26,261	25,486	24,895	24,327	24,158	22,934	21,972	21,382	21,600	20,801	18,748	19,260	20,021	18,679	17,682	17,337	16,549	14,668	16,735	18,236	18,244	17,709	17,089	16,727	16,419	16,684	16,447	15,364	16,407	15,769	15,468	14,987	13,875	15,252	14,947	16,044	15,953	15,450	14,896	14,804	14,456	14,401	14,777	15,342	14,511	14,352	13,925	13,607	13,332	13,291	13,023	12,943	12,763	12,633	12,619	12,137	11,911	11,680	11,263	11,472	11,470	11,454	11,047	11,018	10,824	10,782	10,097	10,111	10,638	10,809
EATON VANCE Index: S&P 500
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 3,256,781	3,436,410	3,355,028	3,314,681	3,199,863	3,048,694	3,178,520	3,079,440	2,923,346	2,875,033	2,750,095	2,519,959	2,574,083	2,702,954	2,746,685	2,661,194	2,496,254	2,485,450	2,447,253	2,360,586	2,419,622	2,276,576	2,415,758	2,287,901	2,116,543	2,331,248	2,430,362	2,225,190	2,425,391	2,420,949	2,652,229	2,557,278	2,636,210	2,780,070	2,660,823	2,679,388	2,503,956	2,626,095	2,548,603	2,489,466	2,432,676	2,415,803	2,293,407	2,197,180	2,138,219	2,160,026	2,080,052	1,874,826	1,926,047	2,002,121	1,867,858	1,768,160	1,733,682	1,654,864	1,466,826	1,673,528	1,823,650	1,824,365	1,770,915	1,708,885	1,672,655	1,641,934	1,668,361	1,644,723	1,536,441	1,640,704	1,576,858	1,546,801	1,498,681	1,387,493	1,525,205	1,494,745	1,604,406	1,595,326	1,544,982	1,489,550	1,480,438	1,445,625	1,440,099	1,477,651	1,534,197	1,451,115	1,435,158	1,392,452	1,360,699	1,333,198	1,329,129	1,302,349	1,294,271	1,276,310	1,263,336	1,261,864	1,213,674	1,191,083	1,167,996	1,126,284	1,147,211	1,146,994	1,145,386	1,104,659	1,101,804	1,082,366	1,078,187	1,009,691	1,011,055	1,063,848	1,080,895
EATON VANCE Index: S&P 500
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 16,283,905	17,288,291	16,878,865	16,675,880	16,098,242	15,337,726	15,990,865	15,492,404	14,707,109	14,464,051	13,835,496	12,677,700	12,949,993	13,598,333	13,818,343	13,388,246	12,558,443	12,504,092	12,311,922	11,875,907	12,172,914	11,453,260	12,153,477	11,510,238	10,648,150	11,728,311	12,226,949	11,194,744	12,201,938	12,179,593	13,343,139	12,865,451	13,262,551	13,986,300	13,386,375	13,479,776	12,597,194	13,211,665	12,821,810	12,524,296	12,238,589	12,153,703	11,537,938	11,053,828	10,757,199	10,866,909	10,464,566	9,432,091	9,689,779	10,072,501	9,397,037	8,895,465	8,722,009	8,325,482	7,379,479	8,419,381	9,174,629	9,178,227	8,909,326	8,597,255	8,414,989	8,260,432	8,393,386	8,274,465	7,729,704	8,254,246	7,933,040	7,781,826	7,539,738	6,980,361	7,673,179	7,519,935	8,071,632	8,025,949	7,772,674	7,493,803	7,447,961	7,272,817	7,245,018	7,433,938	7,718,417	7,300,438	7,220,160	7,005,308	6,845,564	6,707,207	6,686,737	6,552,011	6,511,370	6,421,008	6,355,735	6,348,330	6,105,890	5,992,239	5,876,091	5,666,242	5,771,522	5,770,431	5,762,340	5,557,444	5,543,082	5,445,294	5,424,266	5,079,670	5,086,533	5,352,128	5,437,894
EATON VANCE Index: Calvert International Responsible Index
Account Value [Line Items]
Line Graph and Table Measure Name	Calvert International Responsible Index
Account Value	$ 18,935	18,728	18,173	17,711	17,764	17,133	17,707	17,151	16,719	16,713	15,817	14,302	14,946	15,524	16,227	15,767	15,079	15,538	15,198	14,809	15,142	13,888	14,019	12,629	12,032	13,390	14,125	13,366	14,805	14,810	15,904	15,828	16,212	17,237	16,392	17,079	16,568	17,221	16,846	16,739	16,851	16,322	15,762	15,424	15,129	15,274	14,524	12,645	13,110	13,343	12,723	12,207	11,713	11,208	10,442	12,031	13,042	13,243	12,795	12,635	12,172	11,829	12,085	12,191	11,472	12,072	11,676	11,628	11,316	10,576	11,182	11,112	12,110	12,086	12,201	11,883	12,080	12,340	12,139	12,326	12,911	12,324	12,186	12,068	11,846	11,570	11,579	11,279	11,236	10,820	10,575	10,277	10,117	9,812	9,509	9,717	9,966	9,878	9,834	9,342	9,698	9,739	9,537	8,922	9,064	9,747	9,871
EATON VANCE Index: Calvert International Responsible Index
Account Value [Line Items]
Line Graph and Table Measure Name	Calvert International Responsible Index
Account Value	$ 1,893,451	1,872,775	1,817,274	1,771,075	1,776,394	1,713,340	1,770,684	1,715,054	1,671,939	1,671,272	1,581,691	1,430,206	1,494,634	1,552,397	1,622,748	1,576,702	1,507,911	1,553,834	1,519,779	1,480,889	1,514,185	1,388,755	1,401,922	1,262,894	1,203,209	1,339,012	1,412,507	1,336,555	1,480,502	1,480,955	1,590,420	1,582,826	1,621,245	1,723,657	1,639,211	1,707,906	1,656,800	1,722,118	1,684,558	1,673,857	1,685,081	1,632,209	1,576,178	1,542,363	1,512,940	1,527,381	1,452,401	1,264,541	1,310,971	1,334,254	1,272,283	1,220,734	1,171,284	1,120,777	1,044,164	1,203,081	1,304,221	1,324,306	1,279,505	1,263,515	1,217,219	1,182,896	1,208,453	1,219,114	1,147,222	1,207,173	1,167,570	1,162,780	1,131,606	1,057,646	1,118,229	1,111,238	1,211,019	1,208,559	1,220,126	1,188,348	1,208,036	1,233,993	1,213,866	1,232,561	1,291,133	1,232,447	1,218,597	1,206,784	1,184,573	1,157,026	1,157,894	1,127,875	1,123,602	1,081,959	1,057,533	1,027,729	1,011,679	981,168	950,923	971,739	996,563	987,832	983,420	934,241	969,793	973,912	953,668	892,186	906,351	974,672	987,072
EATON VANCE Index: Calvert International Responsible Index
Account Value [Line Items]
Line Graph and Table Measure Name	Calvert International Responsible Index
Account Value	$ 9,467,254	9,363,876	9,086,372	8,855,377	8,881,969	8,566,701	8,853,419	8,575,270	8,359,696	8,356,359	7,908,455	7,151,029	7,473,171	7,761,984	8,113,738	7,883,508	7,539,556	7,769,169	7,598,896	7,404,444	7,570,926	6,943,773	7,009,610	6,314,468	6,016,044	6,695,060	7,062,537	6,682,776	7,402,512	7,404,774	7,952,098	7,914,128	8,106,224	8,618,286	8,196,053	8,539,532	8,284,001	8,610,588	8,422,790	8,369,283	8,425,406	8,161,046	7,880,889	7,711,817	7,564,699	7,636,907	7,262,005	6,322,703	6,554,856	6,671,271	6,361,415	6,103,668	5,856,420	5,603,886	5,220,818	6,015,404	6,521,106	6,621,530	6,397,525	6,317,573	6,086,096	5,914,480	6,042,266	6,095,569	5,736,109	6,035,866	5,837,848	5,813,899	5,658,029	5,288,228	5,591,145	5,556,187	6,055,096	6,042,793	6,100,631	5,941,742	6,040,180	6,169,965	6,069,328	6,162,804	6,455,667	6,162,234	6,092,987	6,033,920	5,922,864	5,785,132	5,789,469	5,639,376	5,618,011	5,409,795	5,287,663	5,138,643	5,058,394	4,905,842	4,754,614	4,858,696	4,982,815	4,939,159	4,917,100	4,671,203	4,848,964	4,869,559	4,768,340	4,460,930	4,531,755	4,873,359	4,935,358
EATON VANCE Index: Calvert US Large-Cap Core Responsible Index
Account Value [Line Items]
Line Graph and Table Measure Name	Calvert US Large-Cap Core Responsible Index
Account Value	$ 36,023	35,221	34,500	34,003	32,832	31,371	32,768	31,759	30,176	29,739	28,193	25,608	26,340	27,815	28,314	27,425	25,634	25,384	25,223	24,479	25,009	23,301	24,874	23,522	21,820	24,012	25,075	22,819	24,811	24,927	27,645	26,906	27,692	29,729	28,689	29,002	27,066	28,431	27,571	26,881	26,153	26,139	24,801	24,042	23,421	23,573	22,564	20,273	20,707	21,402	19,880	18,701	18,200	17,205	15,205	17,238	18,695	18,625	18,110	17,385	16,992	16,712	17,063	16,711	15,582	16,645	15,969	15,735	15,151	13,965	15,365	14,962	16,190	16,140	15,479	14,860	14,816	14,493	14,517	14,851	15,334	14,527	14,403	13,973	13,674	13,395	13,366	13,137	13,067	12,891	12,757	12,726	12,244	11,960	11,757	11,302	11,546	11,534	11,487	11,012	11,077	10,879	10,832	10,136	10,142	10,772	11,032	11,005	10,184	10,535	11,189	10,975		11,112	10,902	10,830	10,949	10,259	10,619	10,652	10,288	10,000
EATON VANCE Index: Calvert US Large-Cap Core Responsible Index
Account Value [Line Items]
Line Graph and Table Measure Name	Calvert US Large-Cap Core Responsible Index
Account Value	$ 36,023	35,221	34,500	34,003	32,832	31,371	32,768	31,759	30,176	29,739	28,193	25,608	26,340	27,815	28,314	27,425	25,634	25,384	25,223	24,479	25,009	23,301	24,874	23,522	21,820	24,012	25,075	22,819	24,811	24,927	27,645	26,906	27,692	29,729	28,689	29,002	27,066	28,431	27,571	26,881	26,153	26,139	24,801	24,042	23,421	23,573	22,564	20,273	20,707	21,402	19,880	18,701	18,200	17,205	15,205	17,238	18,695	18,625	18,110	17,385	16,992	16,712	17,063	16,711	15,582	16,645	15,969	15,735	15,151	13,965	15,365	14,962	16,190	16,140	15,479	14,860	14,816	14,493	14,517	14,851	15,334	14,527	14,403	13,973	13,674	13,395	13,366	13,137	13,067	12,891	12,757	12,726	12,244	11,960	11,757	11,302	11,546	11,534	11,487	11,012	11,077	10,879	10,832	10,136	10,142	10,772	11,032	11,005	10,184	10,535	11,189	10,975		11,112	10,902	10,830	10,949	10,259	10,619	10,652	10,288	10,000
EATON VANCE Index: Calvert US Large-Cap Core Responsible Index
Account Value [Line Items]
Line Graph and Table Measure Name	Calvert US Large-Cap Core Responsible Index
Account Value	$ 3,602,256	3,522,073	3,449,952	3,400,320	3,283,212	3,137,107	3,276,762	3,175,932	3,017,561	2,973,947	2,819,273	2,560,780	2,633,999	2,781,539	2,831,358	2,742,526	2,563,388	2,538,396	2,522,306	2,447,859	2,500,888	2,330,136	2,487,355	2,352,225	2,181,963	2,401,192	2,507,482	2,281,909	2,481,112	2,492,689	2,764,471	2,690,619	2,769,178	2,972,925	2,868,854	2,900,177	2,706,584	2,843,149	2,757,080	2,688,105	2,615,294	2,613,940	2,480,128	2,404,239	2,342,071	2,357,328	2,256,373	2,027,265	2,070,741	2,140,173	1,987,995	1,870,128	1,820,001	1,720,469	1,520,470	1,723,779	1,869,545	1,862,456	1,810,988	1,738,540	1,699,195	1,671,245	1,706,328	1,671,120	1,558,224	1,664,500	1,596,911	1,573,455	1,515,080	1,396,542	1,536,517	1,496,206	1,618,975	1,614,004	1,547,862	1,486,046	1,481,551	1,449,264	1,451,671	1,485,087	1,533,433	1,452,688	1,440,289	1,397,340	1,367,446	1,339,544	1,336,648	1,313,698	1,306,747	1,289,107	1,275,730	1,272,595	1,224,444	1,196,008	1,175,708	1,130,246	1,154,631	1,153,376	1,148,669	1,101,193	1,107,701	1,087,928	1,083,164	1,013,621	1,014,183	1,077,211	1,103,230	1,100,549	1,018,434	1,053,541	1,118,901	1,097,500		1,111,187	1,090,205	1,082,978	1,094,867	1,025,923	1,061,936	1,065,234	1,028,847	1,000,000
EATON VANCE Index: Calvert US Large-Cap Core Responsible Index
Account Value [Line Items]
Line Graph and Table Measure Name	Calvert US Large-Cap Core Responsible Index
Account Value	$ 18,011,278	17,610,366	17,249,758	17,001,601	16,416,060	15,685,536	16,383,810	15,879,661	15,087,803	14,869,733	14,096,366	12,803,901	13,169,993	13,907,694	14,156,791	13,712,629	12,816,938	12,691,982	12,611,530	12,239,295	12,504,439	11,650,682	12,436,774	11,761,127	10,909,816	12,005,962	12,537,409	11,409,546	12,405,558	12,463,445	13,822,353	13,453,095	13,845,890	14,864,625	14,344,272	14,500,883	13,532,920	14,215,744	13,785,402	13,440,527	13,076,472	13,069,702	12,400,638	12,021,194	11,710,355	11,786,639	11,281,863	10,136,323	10,353,704	10,700,866	9,939,973	9,350,639	9,100,006	8,602,345	7,602,352	8,618,893	9,347,725	9,312,278	9,054,938	8,692,701	8,495,974	8,356,225	8,531,640	8,355,598	7,791,118	8,322,502	7,984,554	7,867,276	7,575,399	6,982,712	7,682,585	7,481,032	8,094,874	8,070,020	7,739,312	7,430,228	7,407,757	7,246,320	7,258,355	7,425,433	7,667,165	7,263,441	7,201,447	6,986,700	6,837,230	6,697,720	6,683,241	6,568,490	6,533,737	6,445,533	6,378,651	6,362,975	6,122,222	5,980,039	5,878,538	5,651,231	5,773,154	5,766,878	5,743,345	5,505,965	5,538,504	5,439,641	5,415,821	5,068,104	5,070,913	5,386,053	5,516,148	5,502,747	5,092,170	5,267,704	5,594,506	$ 5,487,498		$ 5,555,934	$ 5,451,024	$ 5,414,890	$ 5,474,336	$ 5,129,615	$ 5,309,682	$ 5,326,170	$ 5,144,237	$ 5,000,000
EATON VANCE Index: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 41,432	40,467	39,642	40,328	37,780	35,646	37,225	36,581	34,245	33,411	31,995	28,850	29,266	30,949	31,230	30,212	28,278	27,046	26,781	25,068	25,369	23,417	25,359	24,254	22,914	25,382	26,622	23,769	25,814	26,428	30,058	28,927	30,210	33,046	32,362	32,165	29,601	31,357	30,227	29,263	27,535	27,921	26,143	25,701	25,707	25,899	24,760	22,460	23,250	24,398	22,116	20,536	19,679	18,441	16,064	17,816	19,118	18,700	18,153	17,382	16,905	16,903	17,033	16,657	15,587	16,638	15,919	15,478	14,943	13,711	15,001	14,843	16,301	16,210	15,370	14,931	14,789	14,168	14,119	14,517	14,908	13,922	13,814	13,407	12,907	12,741	12,512	12,188	12,220	11,910	11,644	11,511	11,052	10,692	10,561	10,336	10,584	10,546	10,599	10,121	10,161	9,967	10,059	9,423	9,428	9,985	10,134	10,105	9,304	9,540	10,157		10,000
EATON VANCE Index: Calvert U.S. Large Cap Growth Responsible Index
Account Value [Line Items]
Line Graph and Table Measure Name	Calvert US Large-Cap Growth Responsible Index
Account Value	$ 39,446	38,501	37,784	37,851	35,946	34,146	35,605	34,805	32,838	32,165	30,660	27,698	28,382	30,127	30,401	29,551	27,626	26,700	26,514	24,913	25,373	23,478	25,272	24,015	22,643	24,953	26,305	23,547	25,528	25,943	29,344	28,335	29,309	32,064	31,227	31,262	28,879	30,484	29,485	28,482	27,024	27,360	25,798	25,420	25,173	25,312	24,132	21,886	22,555	23,536	21,548	20,087	19,294	18,057	15,772	17,435	18,642	18,196	17,653	16,909	16,483	16,457	16,600	16,241	15,114	16,176	15,561	15,118	14,471	13,400	14,591	14,296	15,685	15,566	14,727	14,192	14,056	13,476	13,511	13,864	14,197	13,266	13,195	12,852	12,452	12,297	12,140	11,887	11,862	11,590	11,304	11,186	10,772	10,384	10,290	10,108	10,425	10,414	10,434	9,932	10,061	9,842	9,903	9,283	9,300	9,925	10,126	10,092	9,281	9,550	10,172		10,000
EATON VANCE Index: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 4,143,241	4,046,733	3,964,168	4,032,767	3,778,010	3,564,614	3,722,507	3,658,109	3,424,467	3,341,134	3,199,456	2,884,963	2,926,631	3,094,946	3,122,987	3,021,204	2,827,821	2,704,552	2,678,130	2,506,776	2,536,905	2,341,728	2,535,866	2,425,350	2,291,420	2,538,170	2,662,185	2,376,906	2,581,381	2,642,820	3,005,807	2,892,653	3,020,964	3,304,580	3,236,158	3,216,492	2,960,102	3,135,720	3,022,704	2,926,266	2,753,516	2,792,135	2,614,264	2,570,109	2,570,704	2,589,866	2,475,992	2,246,018	2,324,979	2,439,770	2,211,555	2,053,556	1,967,866	1,844,066	1,606,369	1,781,639	1,911,839	1,870,034	1,815,265	1,738,155	1,690,497	1,690,288	1,703,333	1,665,720	1,558,675	1,663,782	1,591,862	1,547,806	1,494,339	1,371,097	1,500,069	1,484,303	1,630,076	1,621,016	1,536,980	1,493,146	1,478,906	1,416,806	1,411,873	1,451,683	1,490,772	1,392,170	1,381,416	1,340,686	1,290,676	1,274,110	1,251,174	1,218,780	1,222,000	1,191,030	1,164,400	1,151,086	1,105,181	1,069,152	1,056,079	1,033,590	1,058,446	1,054,588	1,059,854	1,012,081	1,016,072	996,716	1,005,902	942,349	942,751	998,494	1,013,365	1,010,529	930,415	954,015	1,015,697		1,000,000
EATON VANCE Index: Calvert U.S. Large Cap Growth Responsible Index
Account Value [Line Items]
Line Graph and Table Measure Name	Calvert US Large-Cap Growth Responsible Index
Account Value	$ 3,944,598	3,850,057	3,778,381	3,785,054	3,594,605	3,414,590	3,560,491	3,480,504	3,283,767	3,216,531	3,065,965	2,769,780	2,838,194	3,012,658	3,040,108	2,955,057	2,762,639	2,669,977	2,651,404	2,491,281	2,537,336	2,347,837	2,527,221	2,401,546	2,264,348	2,495,322	2,630,483	2,354,734	2,552,759	2,594,341	2,934,435	2,833,475	2,930,868	3,206,366	3,122,716	3,126,208	2,887,891	3,048,351	2,948,463	2,848,218	2,702,390	2,736,023	2,579,754	2,541,967	2,517,324	2,531,221	2,413,229	2,188,586	2,255,468	2,353,637	2,154,778	2,008,666	1,929,447	1,805,701	1,577,246	1,743,500	1,864,222	1,819,598	1,765,309	1,690,876	1,648,289	1,645,730	1,659,993	1,624,076	1,511,441	1,617,612	1,556,092	1,511,849	1,447,060	1,339,989	1,459,139	1,429,641	1,568,456	1,556,556	1,472,716	1,419,231	1,405,615	1,347,603	1,351,121	1,386,446	1,419,681	1,326,618	1,319,513	1,285,213	1,245,237	1,229,743	1,213,966	1,188,674	1,186,189	1,159,047	1,130,388	1,118,629	1,077,240	1,038,406	1,028,954	1,010,750	1,042,457	1,041,350	1,043,442	993,223	1,006,078	984,233	990,318	928,277	929,981	992,491	1,012,640	1,009,209	928,056	955,002	1,017,199		1,000,000
EATON VANCE Index: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 20,716,206	20,233,667	19,820,840	20,163,836	18,890,049	17,823,068	18,612,533	18,290,543	17,122,336	16,705,670	15,997,279	14,424,815	14,633,156	15,474,731	15,614,935	15,106,018	14,139,107	13,522,762	13,390,648	12,533,881	12,684,527	11,708,641	12,679,328	12,126,749	11,457,099	12,690,850	13,310,926	11,884,532	12,906,905	13,214,101	15,029,033	14,463,264	15,104,819	16,522,898	16,180,790	16,082,461	14,800,507	15,678,600	15,113,522	14,631,328	13,767,580	13,960,675	13,071,320	12,850,545	12,853,520	12,949,330	12,379,962	11,230,092	11,624,895	12,198,851	11,057,775	10,267,781	9,839,328	9,220,328	8,031,847	8,908,196	9,559,194	9,350,169	9,076,326	8,690,777	8,452,487	8,451,438	8,516,666	8,328,598	7,793,375	8,318,909	7,959,309	7,739,032	7,471,697	6,855,483	7,500,345	7,421,516	8,150,379	8,105,080	7,684,898	7,465,730	7,394,532	7,084,029	7,059,367	7,258,416	7,453,862	6,960,852	6,907,079	6,703,430	6,453,380	6,370,551	6,255,872	6,093,901	6,109,998	5,955,148	5,821,998	5,755,429	5,525,907	5,345,762	5,280,396	5,167,950	5,292,228	5,272,939	5,299,268	5,060,407	5,080,359	4,983,582	5,029,509	4,711,743	4,713,754	4,992,471	5,066,825	5,052,643	4,652,073	4,770,074	5,078,484		5,000,000
EATON VANCE Index: Calvert U.S. Large Cap Growth Responsible Index
Account Value [Line Items]
Line Graph and Table Measure Name	Calvert US Large-Cap Growth Responsible Index
Account Value	$ 19,722,992	19,250,287	18,891,906	18,925,272	17,973,027	17,072,951	17,802,456	17,402,521	16,418,836	16,082,655	15,329,824	13,848,900	14,190,969	15,063,289	15,200,542	14,775,282	13,813,195	13,349,883	13,257,020	12,456,403	12,686,678	11,739,184	12,636,104	12,007,730	11,321,742	12,476,610	13,152,417	11,773,670	12,763,794	12,971,705	14,672,176	14,167,376	14,654,340	16,031,828	15,613,582	15,631,041	14,439,455	15,241,756	14,742,317	14,241,091	13,511,948	13,680,113	12,898,770	12,709,834	12,586,618	12,656,105	12,066,145	10,942,928	11,277,339	11,768,187	10,773,891	10,043,328	9,647,235	9,028,503	7,886,228	8,717,499	9,321,109	9,097,988	8,826,547	8,454,381	8,241,446	8,228,651	8,299,967	8,120,378	7,557,205	8,088,060	7,780,459	7,559,246	7,235,301	6,699,945	7,295,695	7,148,204	7,842,280	7,782,779	7,363,579	7,096,154	7,028,075	6,738,013	6,755,603	6,932,228	7,098,405	6,633,090	6,597,566	6,426,066	6,226,186	6,148,714	6,069,829	5,943,367	5,930,943	5,795,233	5,651,941	5,593,145	5,386,200	5,192,032	5,144,771	5,053,751	5,212,287	5,206,751	5,217,212	4,966,117	5,030,388	4,921,166	4,951,591	4,641,386	4,649,906	4,962,455	5,063,201	5,046,047	4,640,279	4,775,012	5,085,996		5,000,000
EATON VANCE Index: Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 22,662	22,405	21,820	20,758	20,955	20,312	21,218	20,208	19,489	19,469	18,447	17,153	17,780	18,494	19,007	18,361	17,217	17,908	17,642	17,724	18,372	17,466	18,200	17,130	15,537	17,030	17,553	16,461	18,037	17,693	18,751	18,236	18,450	18,890	17,769	18,418	17,528	18,160	17,807	17,666	17,871	17,463	16,792	15,858	14,955	15,093	14,536	12,812	12,983	13,310	12,781	12,295	12,377	11,967	10,758	12,975	14,367	14,682	14,289	13,861	13,670	13,199	13,599	13,487	12,584	13,448	12,988	12,906	12,506	11,603	12,835	12,463	13,144	13,118	12,927	12,435	12,404	12,331	12,290	12,510	13,138	12,649	12,467	12,096	12,009	11,664	11,801	11,646	11,459	11,470	11,492	11,610	11,207	11,128	10,857	10,270	10,432	10,453	10,373	10,081	9,994	9,841	9,639	8,991	8,993	9,484	9,692	9,655	8,978	9,257	9,843		10,000
EATON VANCE Index: Calvert U.S. Large Cap Value Responsible Index
Account Value [Line Items]
Line Graph and Table Measure Name	Calvert US Large-Cap Value Responsible Index
Account Value	$ 22,875	22,435	21,863	20,716	20,964	20,311	21,348	20,251	19,625	19,659	18,373	16,912	17,576	18,320	19,045	18,292	17,088	17,859	17,778	18,493	18,995	17,873	18,807	17,655	15,886	17,439	17,855	16,790	18,367	18,117	19,381	19,158	19,503	20,185	19,115	19,714	18,765	19,510	19,025	18,907	19,244	18,807	18,047	17,009	16,041	16,161	15,575	13,697	13,715	13,892	13,266	12,722	12,645	12,157	10,934	13,016	14,433	14,826	14,470	13,907	13,652	13,126	13,695	13,429	12,563	13,429	12,799	12,911	12,516	11,413	12,782	12,360	13,163	13,229	12,921	12,386	12,458	12,451	12,449	12,694	13,233	12,718	12,570	12,128	12,011	11,650	11,775	11,619	11,516	11,469	11,503	11,560	11,119	10,991	10,728	10,087	10,201	10,189	10,080	9,737	9,734	9,598	9,456	8,831	8,824	9,334	9,601	9,584	8,926	9,282	9,807		10,000
EATON VANCE Index: Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 2,266,216	2,240,484	2,181,953	2,075,833	2,095,544	2,031,157	2,121,790	2,020,763	1,948,869	1,946,854	1,844,672	1,715,257	1,777,988	1,849,353	1,900,665	1,836,098	1,721,729	1,790,796	1,764,215	1,772,377	1,837,153	1,746,641	1,820,009	1,712,963	1,553,666	1,702,997	1,755,296	1,646,137	1,803,732	1,769,337	1,875,100	1,823,621	1,845,031	1,889,034	1,776,934	1,841,840	1,752,836	1,816,049	1,780,734	1,766,615	1,787,080	1,746,313	1,679,161	1,585,844	1,495,468	1,509,291	1,453,562	1,281,220	1,298,283	1,330,976	1,278,125	1,229,518	1,237,734	1,196,724	1,075,783	1,297,522	1,436,657	1,468,244	1,428,935	1,386,082	1,366,975	1,319,885	1,359,872	1,348,692	1,258,362	1,344,830	1,298,762	1,290,557	1,250,598	1,160,288	1,283,540	1,246,330	1,314,391	1,311,790	1,292,683	1,243,468	1,240,396	1,233,076	1,229,019	1,251,026	1,313,759	1,264,857	1,246,660	1,209,619	1,200,900	1,166,355	1,180,101	1,164,623	1,145,891	1,147,015	1,149,171	1,160,998	1,120,726	1,112,799	1,085,665	1,027,008	1,043,153	1,045,332	1,037,333	1,008,064	999,421	984,136	963,888	899,120	899,347	948,350	969,194	965,498	897,760	925,707	984,330		1,000,000
EATON VANCE Index: Calvert U.S. Large Cap Value Responsible Index
Account Value [Line Items]
Line Graph and Table Measure Name	Calvert US Large-Cap Value Responsible Index
Account Value	$ 2,287,529	2,243,453	2,186,347	2,071,573	2,096,394	2,031,112	2,134,767	2,025,126	1,962,514	1,965,915	1,837,322	1,691,250	1,757,555	1,831,975	1,904,533	1,829,237	1,708,812	1,785,870	1,777,812	1,849,263	1,899,528	1,787,266	1,880,706	1,765,506	1,588,599	1,743,906	1,785,510	1,678,973	1,836,707	1,811,713	1,938,108	1,915,840	1,950,313	2,018,484	1,911,537	1,971,411	1,876,534	1,950,992	1,902,517	1,890,740	1,924,423	1,880,690	1,804,661	1,700,931	1,604,145	1,616,060	1,557,458	1,369,748	1,371,550	1,389,243	1,326,552	1,272,204	1,264,504	1,215,674	1,093,433	1,301,601	1,443,284	1,482,608	1,447,045	1,390,740	1,365,177	1,312,612	1,369,523	1,342,912	1,256,334	1,342,932	1,279,928	1,291,064	1,251,573	1,141,347	1,278,248	1,236,034	1,316,338	1,322,912	1,292,052	1,238,645	1,245,761	1,245,148	1,244,899	1,269,438	1,323,340	1,271,808	1,256,980	1,212,801	1,201,086	1,164,957	1,177,546	1,161,891	1,151,615	1,146,860	1,150,278	1,155,953	1,111,870	1,099,058	1,072,808	1,008,657	1,020,064	1,018,931	1,008,020	973,676	973,395	959,823	945,597	883,143	882,447	933,442	960,069	958,435	892,558	928,172	980,675		1,000,000
EATON VANCE Index: Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 11,331,082	11,202,419	10,909,764	10,379,163	10,477,722	10,155,784	10,608,951	10,103,814	9,744,347	9,734,269	9,223,362	8,576,283	8,889,939	9,246,766	9,503,323	9,180,491	8,608,644	8,953,980	8,821,074	8,861,885	9,185,765	8,733,207	9,100,046	8,564,816	7,768,329	8,514,983	8,776,482	8,230,684	9,018,662	8,846,686	9,375,499	9,118,103	9,225,155	9,445,170	8,884,669	9,209,202	8,764,179	9,080,244	8,903,672	8,833,075	8,935,399	8,731,566	8,395,807	7,929,219	7,477,342	7,546,453	7,267,809	6,406,099	6,491,414	6,654,879	6,390,627	6,147,591	6,188,669	5,983,620	5,378,913	6,487,610	7,183,284	7,341,218	7,144,673	6,930,411	6,834,874	6,599,423	6,799,358	6,743,462	6,291,808	6,724,152	6,493,808	6,452,783	6,252,990	5,801,438	6,417,699	6,231,652	6,571,956	6,558,948	6,463,417	6,217,338	6,201,979	6,165,380	6,145,093	6,255,128	6,568,795	6,324,287	6,233,298	6,048,096	6,004,499	5,831,776	5,900,507	5,823,115	5,729,453	5,735,075	5,745,857	5,804,992	5,603,632	5,563,993	5,428,327	5,135,041	5,215,764	5,226,658	5,186,666	5,040,318	4,997,106	4,920,678	4,819,439	4,495,598	4,496,734	4,741,752	4,845,968	4,827,491	4,488,798	4,628,533	4,921,650		5,000,000
EATON VANCE Index: Calvert U.S. Large Cap Value Responsible Index
Account Value [Line Items]
Line Graph and Table Measure Name	Calvert US Large-Cap Value Responsible Index
Account Value	$ 11,437,647	11,217,267	10,931,735	10,357,866	10,481,972	10,155,559	10,673,834	10,125,630	9,812,569	9,829,577	9,186,612	8,456,250	8,787,776	9,159,874	9,522,663	9,146,187	8,544,062	8,929,351	8,889,058	9,246,315	9,497,641	8,936,329	9,403,529	8,827,532	7,942,996	8,719,529	8,927,550	8,394,865	9,183,537	9,058,565	9,690,540	9,579,198	9,751,563	10,092,422	9,557,685	9,857,057	9,382,672	9,754,958	9,512,586	9,453,701	9,622,115	9,403,451	9,023,304	8,504,657	8,020,725	8,080,298	7,787,288	6,848,739	6,857,749	6,946,216	6,632,762	6,361,018	6,322,519	6,078,368	5,467,167	6,508,004	7,216,419	7,413,040	7,235,223	6,953,698	6,825,886	6,563,060	6,847,614	6,714,561	6,281,669	6,714,658	6,399,640	6,455,320	6,257,864	5,706,737	6,391,239	6,180,170	6,581,691	6,614,558	6,460,260	6,193,225	6,228,808	6,225,742	6,224,493	6,347,188	6,616,700	6,359,038	6,284,902	6,064,007	6,005,429	5,824,784	5,887,729	5,809,456	5,758,077	5,734,300	5,751,392	5,779,766	5,559,352	5,495,289	5,364,042	5,043,284	5,100,320	5,094,654	5,040,101	4,868,380	4,866,976	4,799,113	4,727,984	4,415,714	4,412,234	4,667,211	4,800,343	$ 4,792,177	$ 4,462,789	$ 4,640,862	$ 4,903,373		$ 5,000,000
EATON VANCE Index: Russell Midcap
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 24,917	25,886	25,372	24,230	24,391	23,715	25,069	24,027	22,755	23,084	21,428	19,439	20,461	21,543	22,317	21,466	19,813	20,382	20,490	20,810	21,327	19,692	20,817	19,637	18,036	19,878	20,522	18,678	20,749	20,733	22,463	21,902	22,061	23,815	22,881	23,706	22,375	23,337	22,758	22,585	22,257	22,080	21,009	20,455	19,376	19,428	18,558	16,305	16,201	16,523	15,962	15,077	14,810	13,837	12,099	15,028	16,458	16,591	16,219	15,659	15,496	15,197	15,642	15,422	14,431	15,374	14,811	14,685	14,080	12,709	14,108	13,770	15,018	15,114	14,659	14,303	14,205	13,889	13,911	13,902	14,501	13,975	13,846	13,395	13,176	12,820	12,921	12,733	12,608	12,494	12,398	12,418	12,076	11,791	11,659	11,062	11,425	11,402	11,430	10,931	10,882	10,706	10,594	9,792	9,683	10,362	10,647
EATON VANCE Index: Calvert US Mid-Cap Core Responsible Index
Account Value [Line Items]
Line Graph and Table Measure Name	Calvert US Mid-Cap Core Responsible Index
Account Value	$ 25,763	25,181	24,750	23,532	23,708	23,104	24,596	23,630	22,340	22,676	20,895	18,948	20,113	21,251	22,116	21,413	19,729	20,256	20,508	20,881	21,354	19,648	20,714	19,509	17,957	19,694	20,370	18,538	20,354	20,423	22,299	22,053	22,285	24,280	23,352	24,032	22,718	23,774	23,134	22,823	22,639	22,566	21,523	21,032	19,995	19,957	18,984	16,720	16,442	16,652	16,022	15,151	14,829	13,708	12,017	14,561	15,897	16,086	15,793	15,061	14,840	14,584	15,224	14,971	13,895	14,918	14,263	14,291	13,585	12,236	13,677	13,299	14,602	14,681	14,086	13,697	13,643	13,398	13,513	13,594	14,079	13,430	13,303	12,881	12,664	12,284	12,422	12,292	12,201	12,090	11,983	11,963	11,580	11,235	11,123	10,443	10,739	10,687	10,646	10,193	10,228	10,047	9,931	9,208	9,055	9,709	9,978
EATON VANCE Index: Russell Midcap
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 2,491,711	2,588,573	2,537,164	2,422,971	2,439,127	2,371,490	2,506,909	2,402,664	2,275,532	2,308,402	2,142,776	1,943,899	2,046,101	2,154,333	2,231,739	2,146,588	1,981,263	2,038,212	2,049,034	2,080,968	2,132,695	1,969,169	2,081,674	1,963,664	1,803,590	1,987,822	2,052,205	1,867,824	2,074,917	2,073,265	2,246,307	2,190,220	2,206,085	2,381,535	2,288,081	2,370,626	2,237,538	2,333,683	2,275,826	2,258,451	2,225,692	2,207,972	2,100,900	2,045,549	1,937,639	1,942,777	1,855,832	1,630,468	1,620,139	1,652,308	1,596,187	1,507,657	1,480,976	1,383,702	1,209,934	1,502,811	1,645,764	1,659,063	1,621,853	1,565,890	1,549,595	1,519,668	1,564,221	1,542,200	1,443,079	1,537,423	1,481,066	1,468,479	1,408,000	1,270,904	1,410,831	1,376,986	1,501,759	1,511,445	1,465,912	1,430,278	1,420,472	1,388,946	1,391,064	1,390,202	1,450,101	1,397,491	1,384,618	1,339,546	1,317,560	1,282,036	1,292,078	1,273,330	1,260,788	1,249,377	1,239,826	1,241,767	1,207,596	1,179,140	1,165,898	1,106,240	1,142,494	1,140,191	1,143,046	1,093,138	1,088,182	1,070,624	1,059,425	979,221	968,276	1,036,167	1,064,702
EATON VANCE Index: Calvert US Mid-Cap Core Responsible Index
Account Value [Line Items]
Line Graph and Table Measure Name	Calvert US Mid-Cap Core Responsible Index
Account Value	$ 2,576,325	2,518,056	2,475,008	2,353,221	2,370,776	2,310,362	2,459,569	2,363,045	2,234,001	2,267,635	2,089,532	1,894,775	2,011,314	2,125,078	2,211,600	2,141,346	1,972,923	2,025,617	2,050,766	2,088,108	2,135,412	1,964,787	2,071,445	1,950,950	1,795,725	1,969,372	2,037,037	1,853,812	2,035,410	2,042,345	2,229,913	2,205,329	2,228,515	2,427,954	2,335,157	2,403,250	2,271,792	2,377,414	2,313,423	2,282,255	2,263,886	2,256,576	2,152,312	2,103,241	1,999,517	1,995,708	1,898,445	1,672,025	1,644,200	1,665,204	1,602,154	1,515,054	1,482,882	1,370,786	1,201,733	1,456,127	1,589,692	1,608,637	1,579,322	1,506,147	1,483,994	1,458,438	1,522,379	1,497,107	1,389,463	1,491,768	1,426,312	1,429,061	1,358,515	1,223,594	1,367,660	1,329,854	1,460,155	1,468,124	1,408,640	1,369,672	1,364,280	1,339,789	1,351,283	1,359,445	1,407,922	1,343,011	1,330,329	1,288,075	1,266,356	1,228,351	1,242,206	1,229,214	1,220,111	1,208,986	1,198,309	1,196,335	1,157,990	1,123,519	1,112,257	1,044,307	1,073,911	1,068,737	1,064,619	1,019,286	1,022,762	1,004,703	993,081	920,826	905,532	970,862	997,815
EATON VANCE Index: Russell Midcap
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 12,458,556	12,942,866	12,685,822	12,114,853	12,195,637	11,857,451	12,534,543	12,013,318	11,377,660	11,542,010	10,713,880	9,719,495	10,230,504	10,771,665	11,158,694	10,732,939	9,906,315	10,191,061	10,245,170	10,404,838	10,663,475	9,845,847	10,408,371	9,818,322	9,017,951	9,939,108	10,261,024	9,339,122	10,374,587	10,366,327	11,231,536	10,951,098	11,030,426	11,907,676	11,440,403	11,853,130	11,187,691	11,668,417	11,379,130	11,292,255	11,128,461	11,039,862	10,504,499	10,227,746	9,688,196	9,713,886	9,279,159	8,152,339	8,100,696	8,261,539	7,980,934	7,538,283	7,404,878	6,918,509	6,049,669	7,514,054	8,228,820	8,295,315	8,109,266	7,829,449	7,747,977	7,598,339	7,821,106	7,711,001	7,215,393	7,687,114	7,405,332	7,342,393	7,039,999	6,354,522	7,054,153	6,884,930	7,508,793	7,557,223	7,329,559	7,151,390	7,102,362	6,944,732	6,955,319	6,951,008	7,250,503	6,987,454	6,923,091	6,697,730	6,587,800	6,410,180	6,460,388	6,366,648	6,303,940	6,246,883	6,199,132	6,208,837	6,037,978	5,895,702	5,829,489	5,531,199	5,712,472	5,700,954	5,715,231	5,465,691	5,440,910	5,353,120	5,297,124	4,896,103	4,841,380	5,180,834	5,323,512
EATON VANCE Index: Calvert US Mid-Cap Core Responsible Index
Account Value [Line Items]
Line Graph and Table Measure Name	Calvert US Mid-Cap Core Responsible Index
Account Value	$ 12,881,623	$ 12,590,278	$ 12,375,039	$ 11,766,106	$ 11,853,879	$ 11,551,808	$ 12,297,846	$ 11,815,223	$ 11,170,007	$ 11,338,174	$ 10,447,660	$ 9,473,874	$ 10,056,570	$ 10,625,389	$ 11,058,001	$ 10,706,731	$ 9,864,616	$ 10,128,085	$ 10,253,830	$ 10,440,541	$ 10,677,062	$ 9,823,934	$ 10,357,227	$ 9,754,748	$ 8,978,624	$ 9,846,861	$ 10,185,183	$ 9,269,060	$ 10,177,052	$ 10,211,726	$ 11,149,563	$ 11,026,647	$ 11,142,574	$ 12,139,770	$ 11,675,785	$ 12,016,248	$ 11,358,958	$ 11,887,068	$ 11,567,113	$ 11,411,274	$ 11,319,430	$ 11,282,880	$ 10,761,560	$ 10,516,204	$ 9,997,584	$ 9,978,542	$ 9,492,227	$ 8,360,125	$ 8,220,998	$ 8,326,018	$ 8,010,769	$ 7,575,268	$ 7,414,411	$ 6,853,930	$ 6,008,666	$ 7,280,633	$ 7,948,462	$ 8,043,186	$ 7,896,611	$ 7,530,733	$ 7,419,971	$ 7,292,188	$ 7,611,895	$ 7,485,533	$ 6,947,313	$ 7,458,842	$ 7,131,559	$ 7,145,306	$ 6,792,575	$ 6,117,972	$ 6,838,300	$ 6,649,271	$ 7,300,774	$ 7,340,621	$ 7,043,198	$ 6,848,362	$ 6,821,402	$ 6,698,945	$ 6,756,415	$ 6,797,223	$ 7,039,612	$ 6,715,057	$ 6,651,644	$ 6,440,373	$ 6,331,779	$ 6,141,756	$ 6,211,032	$ 6,146,070	$ 6,100,556	$ 6,044,928	$ 5,991,544	$ 5,981,674	$ 5,789,948	$ 5,617,593	$ 5,561,284	$ 5,221,536	$ 5,369,553	$ 5,343,684	$ 5,323,094	$ 5,096,428	$ 5,113,811	$ 5,023,516	$ 4,965,404	$ 4,604,129	$ 4,527,660	$ 4,854,310	$ 4,989,073